U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.



     1.   Name   and   address   of
          issuer:        Prudential
          Municipal  Series   Fund,
          100    Mulberry   Street,
          Gateway   Center   Three,
          Newark, New Jersey 07102-
          4077.

     2. Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

     [X]

     3.   Investment  Company   Act
          File Number:  811-4023.
          Securities    Act    File
          Number: 2-91216.

     4(a).Last  day of fiscal  year
          for  which this  Form  is
          filed:  August 31, 1997.

       (b).[  ] Check box  if  this
Form is being filed late (i.e. more
          than   90  calendar  days
          after  the  end  of   the
          issuer's  fiscal   year).
          (See Instruction A.2)

     Note:  If  the Form  is  being
     filed  late, interest must  be
     paid  on the registration  fee
     due.

     4(c).[ ] Check box if this  is
     the  last time the issuer will
     be      filing this Form

     5.   Calculation            of
          registration fee:

          (i)  Aggregate sale price
     of securities
             sold    during     the
fiscal year pursuant
             to    section   24(f):
$2,212,175,052

         (ii)  Aggregate  price  of
securities redeemed
             or  repurchased during
the fiscal year
             (if       applicable):
$2,380,582,947

        (iii)  Aggregate  price  of
securities redeemed
             or  repurchased during
any prior fiscal
             year    ending     non
earlier than October 11,
             1995  that  were   not
previously used to
             reduce    registration
fees payable to the
             Commission.
$      0

        (iv)Total         available
        redemption credits
              [add items 5(ii)  and
5(iii).         $2,380,582,947
         (v)Net  sales  -  If  item
         5(i) is greater
                than   Item   5(iv)
[subtract item 5(iv)
                from   item   5(I).
N/A
        (vi)      Redemption credits available for use
             in future years.
              -if item 5(i) is less
than item 5(iv)
              [subtract  item  5(i)
from item (5(iv)] $(168,407,895)
       (vii)     Multiplier for determining registration
              fee  (See  instuction
C.9):                  x   1/3300
      (viii)    Registration fee due [multiply item 5(v)
              by item 5(vii)] enter
"0" if no fee is
             due.                                    =$
0

          6.   Prepaid Shares

           If  the response to item
5(i) was determined by deducting        an amount of
securities that were registered under the
Securities Act of 1933 pursuant to rule 24e-2 as in              effect before
[effective date of rescission of rule 24e-        2], then report the amount of
securities (number of              shares or other units) deducted
here:27,813,912. If there          is   a number of shares or other units that
were                     registered pursuant to rule 24e-2 remaining unsold at
the          end of the fiscal year for which this form is filed that
are available for use by the issuer in future fiscal                  years,
then state that number here:    0    .

      7.    Interest due - if  this
Form is being filed
             more than 90 days after the
     end of the of
              the  issuer's  fiscal
     year  (See  Instruction  D):+$
     0
            8.    Total  amount  of
the registration fee due
                plus  any  interest
due [line 5(viii)plus
                     line       7]:
     =$                           0

              9.       Date     the
registration    fee     and     any
interest payment was
          sent  to the Commission's
lockbox depository:

         Method of Delivery:

                      [    ]   Wire
Transfer
                     [  ]  Mail  or
other means


                            SIGNATURES

This report has been signed below
by the following persons on
behalf of the issuer and in the
capacities and on the dates
indicated.

By (Signature and Title)/s/ S. Jane
Rose

                         Secretary

Date October 28, 1997